Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of the private warrants - GOOD WORKS ACQUISITION CORP. [Member] - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis [Line Items]
Warrant liabilities at beginning	$ 233,942	$ 123,070
Change in fair value of warrant liabilities	(34,540)	110,872
Warrant liabilities at ending	$ 199,402	$ 233,942